INCOME TAX (Schedule of Net Operating Losses Expiring in Various Years) (Details) $ in Thousands	12 Months Ended
Mar. 31, 2021 USD ($)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating losses	$ 62,764
Canada [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating losses	58,048
China [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating losses	4,716
2022 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating losses	1,494
2022 [Member] | Canada [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating losses
2022 [Member] | China [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating losses	1,494
2023 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating losses	1,070
2023 [Member] | Canada [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating losses
2023 [Member] | China [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating losses	1,070
2024 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating losses	1,279
2024 [Member] | Canada [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating losses
2024 [Member] | China [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating losses	1,279
2025 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating losses	873
2025 [Member] | Canada [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating losses
2025 [Member] | China [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating losses	873
2027 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating losses	1,911
2027 [Member] | Canada [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating losses	1,911
2027 [Member] | China [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating losses
2031 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating losses	6,777
2031 [Member] | Canada [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating losses	6,777
2031 [Member] | China [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating losses
2032 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating losses	9,830
2032 [Member] | Canada [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating losses	9,830
2032 [Member] | China [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating losses
2033 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating losses	10,117
2033 [Member] | Canada [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating losses	10,117
2033 [Member] | China [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating losses
2034 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating losses	7,951
2034 [Member] | Canada [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating losses	7,951
2034 [Member] | China [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating losses
2035 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating losses	7,220
2035 [Member] | Canada [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating losses	7,220
2035 [Member] | China [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating losses
2036 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating losses	54
2036 [Member] | Canada [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating losses	54
2036 [Member] | China [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating losses
2037 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating losses	581
2037 [Member] | Canada [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating losses	581
2037 [Member] | China [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating losses
2038 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating losses	2,539
2038 [Member] | Canada [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating losses	2,539
2038 [Member] | China [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating losses
2039 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating losses	4,689
2039 [Member] | Canada [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating losses	4,689
2039 [Member] | China [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating losses
2040 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating losses	2,142
2040 [Member] | Canada [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating losses	2,142
2040 [Member] | China [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating losses
2041 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating losses	4,225
2041 [Member] | Canada [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating losses	4,225
2041 [Member] | China [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating losses
2042 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating losses	12
2042 [Member] | Canada [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating losses	12
2042 [Member] | China [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating losses